TAXATION - Movement of Valuation Allowances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
At beginning of year	¥ (144,316,817)	¥ (114,620,700)	¥ (86,443,363)
Current year additions	(37,426,345)	(62,415,889)	(29,565,816)
Utilization and reversal of valuation allowances	44,895,888	32,719,772	1,388,479
At end of year	¥ (136,847,274)	¥ (144,316,817)	¥ (114,620,700)